Cost-method Investments, Description: Schedule of Cost Method Investments (Details)	May 11, 2012 USD ($)
Details
Equipment	$ 23,000
Supplies	1,000
Inventory	1,000
Total Tangible Assets	25,000
Goodwill Acquired	5,000
Intellectual Property	1,467,500
Restrictive Covenant	2,500
Total intangible assets acquired	1,475,000
Otal Assets acquired	$ 1,500,000